Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Contract manufacturers and research organizations	$ 295,023	$ 441,593
Insurance premiums	1,814,381	1,393,853
Prepaid operating expenses	172,652	61,459
Deposits	9,410	9,410	$ 3,199
Prepaid expenses and other current assets	$ 2,291,466	$ 1,906,315	$ 3,199